Financial instruments - Schedule of Maximum Credit Risk Exposure of the Groups Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 218,337	$ 80,848
Cash and cash equivalents
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	51,428	11,157
Restricted cash
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	0	26,132
Trade receivables
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	160,217	41,292
Other assets
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 6,692	$ 2,267